Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as of December 31, 2020 and December 31, 2019 are as follows:

	2020		2019
(In $ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	362.0	362.0	560.0	560.0
Restricted cash	16.4	16.4	—	—

Liabilities
Term Loan B	380.3	2,727.1	1,300.5	2,595.9
Other external debt facilities	—	—	269.7	282.3

Assets Measured at Estimated Fair Value, Non-Recurring	The assets measured at estimated fair value as of December 31, 2020 are as follows:

	2020
(In $ millions)	Fair Value	Carrying Value
Assets
Drilling units	428.3	428.3